Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2019 CHF (SFr) yr SFr / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CHF (SFr) yr SFr / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CHF (SFr) yr SFr / shares
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value, options granted (in USD/CHF per share) | (per share)	SFr 3.59	$ 3.71	SFr 6.54	$ 6.66	SFr 7.29
Weighted average fair value, restricted share awards granted (in CHF per share)	SFr 0		9.43		9.62
Weighted average fair value, non-vested restricted share awards granted (in CHF per share)			SFr 9.51		9.59
Weighted average assumptions [Abstract]
Share Price, weighted average (in CHF/USD per share) | (per share)		5.41		9.87	SFr 8.77
Risk free interest rate	0.00%		0.00%		0.00%
Expected volatility	80.00%		80.00%		80.00%
Expected term | yr	6		6		6
Dividend yield	0.00%		0.00%		0.00%
Share-based compensation [Abstract]
Expense charged against the income statement | SFr	SFr 2,834		SFr 2,518		SFr 1,579
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in CHF/USD per share) | (per share)		5.15		8.33	SFr 9.53
Top of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in CHF/USD per share) | (per share)		$ 5.54		$ 12.30	SFr 12.00